EQUITY TRANSACTIONS - Additional information (Details) - $ / shares				6 Months Ended
	Mar. 27, 2024	Jan. 05, 2024	Aug. 16, 2022	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
EQUITY TRANSACTIONS
Share-based compensation, shares				40,318,000	47,419,000
ADS
EQUITY TRANSACTIONS
Issuance of ordinary shares from exercise of Series B warrants, shares		5,000	5,000
Shares issued per share		$ 6
Class A ordinary shares
EQUITY TRANSACTIONS
Share-based compensation, shares				40,318,000	47,419,000
Issuance of ordinary shares from exercise of Series B warrants, shares		500,000		500,000
Issuance of ordinary shares as incentive shares, shares	2,291,280			2,291,280
Ordinary shares, issued				1,154,341,490		1,111,232,210
Ordinary shares, outstanding				1,154,341,490		1,111,232,210
Class B ordinary shares
EQUITY TRANSACTIONS
Ordinary shares, issued				99		99
Ordinary shares, outstanding				99		99